UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04923

Longleaf Partners Funds Trust

(Exact name of registrant as specified in charter)

c/o Southeastern Asset Management, Inc.

6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Address of principal executive offices) (Zip code)

Andrew R. McCarroll, Esq.

Southeastern Asset Management, Inc.

6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Name and address of agent for service)

Registrant’s telephone number, including area code: (901) 761-2474

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1. — Schedule of Investments

Longleaf Partners Fund

Schedule of Investments

September 30, 2012

(Unaudited)

Common Stock
	Share Quantity	Market Value	% of Net Assets
Air Freight & Logistics
FedEx Corporation	4,922,106	$416,508,610	5.1%
Capital Markets
The Bank of New York Mellon Corporation	17,371,000	392,932,020	4.8
Franklin Resources, Inc.	2,102,305	262,935,286	3.2

		655,867,306	8.0

Computers & Peripherals
Dell Inc.(b)	30,878,000	304,457,080	3.8
Construction Materials
Vulcan Materials Company(a)	10,120,000	478,676,000	5.9
Diversified Telecommunication Services
Level(3) Communications, Inc.*(a)	15,026,565	345,160,198	4.3
Food Products
Mondelez International, Inc. – When Issued*	4,168,600	110,676,330	1.4
Hotels, Restaurants & Leisure
InterContinental Hotels Group PLC(a)	4,675,000	122,297,257	1.5
InterContinental Hotels Group PLC ADR(a)	44,737	1,174,346	—

		123,471,603	1.5

Industrial Conglomerates
Koninklijke Philips Electronics N.V.	17,117,000	399,340,943	4.9
Koninklijke Philips Electronics N.V. ADR	3,426,019	80,340,146	1.0

		479,681,089	5.9

Insurance
Aon plc(b)	9,631,800	503,646,822	6.2
Berkshire Hathaway Inc. – Class B*	2,926,000	258,073,200	3.2
Loews Corporation(b)	13,853,000	571,574,780	7.0
The Travelers Companies, Inc.(b)	5,645,852	385,385,857	4.8

		1,718,680,659	21.2

Internet & Catalog Retail
Liberty Interactive Corporation – Series A*	16,873,000	312,150,500	3.8

Media
DIRECTV*	9,211,800	483,251,028	6.0
The Walt Disney Company(b)	6,462,864	337,878,530	4.2

		821,129,558	10.2

Oil, Gas & Consumable Fuels
Chesapeake Energy Corporation(b)	27,410,576	517,237,569	6.4
CONSOL Energy Inc.(a)	12,583,000	378,119,150	4.7

		895,356,719	11.1

Pharmaceuticals
Abbott Laboratories	4,928,000	337,863,680	4.2

Total Common Stocks (Cost $6,305,331,759)		6,999,679,332	86.4

See Notes on page 9.

continued

Preferred Stock
	Share Quantity	Market Value	% of Net Assets
Oil, Gas & Consumable Fuels
Chesapeake Energy Corporation Convertible Preferred Stock 5.75%	56,500	$52,982,875	0.7%
Chesapeake Energy Corporation Convertible Preferred Stock – Series A 5.75%	45,480	42,125,850	0.5

Total Preferred Stocks (Cost $83,894,895)		95,108,725	1.2

Corporate Bonds
	Principal Amount
Construction Materials
Cemex S.A.B. de C.V. 3.25% Convertible Subordinated Notes due 3/15/16	200,201,000	198,574,367	2.4
Cemex S.A.B. de C.V. 3.75% Convertible Subordinated Notes due 3/15/18	153,203,000	151,958,226	1.9

Total Corporate Bonds (Cost $317,355,626)		350,532,593	4.3

Options Purchased
	Share Equivalents
Commercial Services & Supplies
Republic Services, Inc. Call, 8/15/17, with J.P. Morgan, Strike Price $26.25	13,400,000	55,074,000	0.7

Computers & Peripherals
Dell Inc. Call, 12/14/15, with Deutsche Bank, Strike Price $7	12,500,000	47,500,000	0.6
Dell Inc. Call, 12/14/15, with Morgan Stanley, Strike Price $7	12,500,000	52,125,000	0.6

Total Options Purchased (Cost $264,518,982)		154,699,000	1.9

Short-Term Obligations
	Principal Amount
Repurchase Agreement with State Street Bank, 0.01% due 10/1/12, Repurchase price $296,081,247 (Collateral: $222,130,000 U.S. Treasury Bond, 2.67% due 8/15/39, Value $302,007,726)	296,081,000	296,081,000	3.6
U.S. Treasury Bill, 0.07% due 10/25/12	300,000,000	299,988,900	3.7

Total Short-Term Obligations (Cost $596,072,000)		596,069,900	7.3

Total Investments (Cost $7,567,173,262)		8,196,089,550	101.1

Other Assets and Liabilities, Net		(108,848,550)	(1.3)
Swap Contracts		56,097,701	0.7
Options Written		(41,406,000)	(0.5)

Net Assets		$8,101,932,701	100.0%

Net asset value per share		$30.12

*	Non-income producing security.
(a)	Affliated issuer, as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer during the period).
(b)	A portion designated as collateral for swap contracts.

See Notes on page 9.

continued

Swap Contracts
		Unrealized Gain	Market Value	% of Net Assets
Construction Materials
Cemex Note Swap Contracts with Deutsche Bank due 3/15/16		$58,560,536	$56,097,701	0.7%

Components of Cemex Note Swap Contracts		Cemex S.A.B. de C.V. 3.25% Convertible Subordinated Notes due 3/15/16 (Foreign)	Cemex S.A.B. de C.V. 3.75% Convertible Subordinated Notes due 3/15/18 (Foreign)	Total
Principal of underlying notes		99,000,000	70,000,000
Unrealized appreciation		$35,219,083	$21,181,775	$56,400,858
Accrued interest		3,379,881	2,757,493	6,137,374
Financing Fee		(1,197,854)	(924,911)	(2,122,765)
Interest rate adjustment upon early termination		(1,046,718)	(808,213)	(1,854,931)
Unrealized gain		36,354,392	22,206,144	58,560,536
Purchased interest payable		(1,176,897)	(1,285,938)	(2,462,835)
Due from Deutsche Bank		$35,177,495	$20,920,206	$56,097,701

Options Written
	Share Equivalents	Market Value	Unrealized Gain	% of Net Assets
Commercial Services & Supplies
Republic Services, Inc. Put, 8/15/17, with J.P. Morgan, Strike Price $20.62	(13,400,000)	$(41,406,000)	$5,329,451	(0.5)%

See Notes on page 9.

Longleaf Partners Small-Cap Fund

Schedule of Investments

September 30, 2012

(Unaudited)

Common Stock
	Share Quantity	Market Value	Net Assets
Construction Materials
Martin Marietta Materials, Inc.	1,971,000	$163,336,770	4.7%
Texas Industries, Inc.*(a)	7,510,757	305,312,272	8.8

		468,649,042	13.5

Diversified Consumer Services
Service Corporation International(a)	15,803,000	212,708,380	6.1

Diversified Financial Services
Leucadia National Corporation	4,888,823	111,220,723	3.2

Diversified Telecommunication Services
Level(3) Communications, Inc.*	6,358,000	146,043,260	4.2
tw telecom inc.*(a)	5,529,000	144,141,030	4.1

		290,184,290	8.3

Hotels, Restaurants & Leisure
DineEquity, Inc.*(a)	2,978,100	166,773,600	4.8
Vail Resorts, Inc.(a)	3,317,000	191,225,050	5.5
The Wendy’s Company(a)	27,857,000	126,749,350	3.6

		484,748,000	13.9

Insurance
Everest Re Group, Ltd.	1,335,000	142,791,600	4.1
Fairfax Financial Holdings Limited	402,000	155,275,618	4.5
Willis Group Holdings Public Limited Company	3,398,000	125,454,160	3.6

		423,521,378	12.2

Media
Lamar Advertising Company – Class A*	4,687,000	173,700,220	5.0
The Madison Square Garden Company – Class A*	5,171,423	208,253,204	6.0
Scripps Networks Interactive, Inc. – Class A	2,260,000	138,379,800	4.0
The Washington Post Company – Class B(a)	428,000	155,376,840	4.5

		675,710,064	19.5

Multiline Retail
Saks Incorporated*(a)	14,313,000	147,567,030	4.2

Oil, Gas & Consumable Fuels
Quicksilver Resources Inc.*(a)	24,587,000	100,560,830	2.9

Real Estate Investment Trusts
Potlatch Corporation(a)	2,771,221	103,560,529	3.0

Total Common Stocks (Cost $2,587,730,122)		3,018,430,266	86.8

See Notes on page 9.

continued

Corporate Bonds

	Principal Amount	Market Value	Net Assets
Oil, Gas & Consumable Fuels
Quicksilver Resources Inc., 7.125% Senior Notes due 4/1/16(a) (Cost $11,542,228)	14,562,000	$12,523,320	0.4%

Corporate Bonds in Reorganization
Media
Tribune Company Senior Bank Debt B Loans	55,500,000	42,147,533	1.2
Tribune Company Senior Bank Debt Incremental Notes	27,000,000	20,418,750	0.6
Tribune Company Senior Bank Debt X Loans	5,000,000	3,785,400	0.1

Total Corporate Bonds (Cost $61,446,617)		66,351,683	1.9

Short-Term Obligations
Repurchase Agreement with State Street Bank, 0.01% due 10/1/12, Repurchase price $156,239,130 (Collateral: $117,215,000 U.S. Treasury Bond, 2.67% due 8/15/39, Value $159,365,397)	156,239,000	156,239,000	4.5
U.S. Treasury Bills, 0.00% – 0.07% due 10/4/12 to 10/25/12	240,000,000	239,996,865	6.9

Total Short-Term Obligations (Cost $396,234,456)		396,235,865	11.4

Total Investments (Cost $3,056,953,423)		3,493,541,134	100.5

Other Assets and Liabilities, Net		(15,718,477)	(0.5)

Net Assets		$3,477,822,657	100.0%

Net asset value per share		$29.97

*	Non-income producing security.
(a)	Affliated issuer, as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer during the period).

See Notes on page 9.

Longleaf Partners International Fund

Schedule of Investments

September 30, 2012

(Unaudited)

Common Stock
	Share Quantity	Market Value	Net Assets
Beverages
C&C Group plc	15,358,652	$72,630,804	4.9%

Construction & Engineering
ACS, Actividades de Construccion Y Servicios, S.A.	4,484,527	92,378,329	6.3
Ferrovial S.A.(c)	8,210,812	106,831,930	7.2
Hochtief AG	1,243,107	58,243,184	3.9

		257,453,443	17.4

Construction Materials
Lafarge S.A.	1,866,579	100,527,289	6.8

Hotels, Restaurants & Leisure
Accor S.A.	1,040,673	34,710,051	2.4
Genting Berhad(c)	14,902,000	42,465,703	2.9
Melco International Development Limited*(a)(c)	71,686,000	64,067,678	4.3

		141,243,432	9.6

Industrial Conglomerates
Koninklijke Philips Electronics N.V.	3,977,000	92,783,720	6.3

Insurance
Fairfax Financial Holdings Limited	175,000	67,595,107	4.6
Willis Group Holdings Public Limited Company(c)	1,877,000	69,298,840	4.7

		136,893,947	9.3

Machinery
Ingersoll-Rand plc(c)	993,644	44,535,124	3.0

Metals & Mining
Manabi Holding S.A.*(a)(b)	91,000	114,341,966	7.8

Oil, Gas & Consumable Fuels
HRT Participacoes em Petroleo S.A.*	7,665,550	17,015,649	1.2

Real Estate Management & Development
Cheung Kong Holdings Limited(c)	7,303,000	107,086,116	7.3

Specialty Retail
Nitori Holdings Co., Ltd.	671,500	62,383,073	4.2

Wireless Telecommunication Services
Vodafone Group plc ADR	1,215,997	34,649,835	2.3

Total Common Stocks (Cost $1,196,388,088)		1,181,544,398	80.1

See Notes on page 9.

continued

Corporate Bonds
	Principal Amount	Market Value	Net Assets
Construction Materials
Cemex S.A.B. de C.V. 3.25% Convertible Subordinated Notes due 3/15/16	56,808,000	$56,346,435	3.8%
Cemex S.A.B. de C.V. 3.75% Convertible Subordinated Notes due 3/15/18	52,084,000	51,660,818	3.5

Total Corporate Bonds (Cost $99,380,606)		108,007,253	7.3

Options Purchased
	Share Equivalents
Computers & Peripherals
Dell Inc. Call, 8/15/16, with Bank of America Merrill Lynch, Strike Price $15.50 (Cost $35,298,560)	6,476,800	9,017,001	0.6

Short-Term Obligations
	Principal Amount
Repurchase Agreement with State Street Bank, 0.01% due 10/1/12, Repurchase price $55,751,046 (Collateral: $41,830,000 U.S. Treasury Bond, 2.67% due 8/15/39, Value $56,872,026)	55,751,000	55,751,000	3.8
U.S. Treasury Bills, 0.00% – 0.07% due 10/4/12 to 10/25/12	130,000,000	129,997,005	8.8

Total Short-Term Obligations (Cost $185,748,360)		185,748,005	12.6

Total Investments (Cost $1,516,815,614)		1,484,316,657	100.6

Swap Contracts		40,503,877	2.7
Options Written		(43,660,756)	(2.9)
Forward Currency Contracts		(651,613)	—
Other Assets and Liabilities, Net		(5,261,846)	(0.4)

Net Assets		$1,475,246,319	100.0%

Net asset value per share		$13.32

*	Non-income producing security.
(a)	Affliated issuer, as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer during the period).
(b)	Illiquid. Board Valued.
(c)	All or a portion designated as collateral for forward, option, and swap contracts.

See Notes on page 9.

continued

Swap Contracts
			Market Value	% of Net Assets
Henderson Stub Swap Contracts with Deutsche Bank due 3/14/17			$40,503,877	2.7%

		Real Estate Management & Development	Oil, Gas & Consumable Fuels
Components of Henderson Stub Swap Contracts		Henderson Land Development Company Limited	The Hong Kong and China Gas Company	Total
Shares of underlying security		30,364,000	(43,420,520)
Unrealized appreciation(depreciation)		$49,848,194	$(9,933,927)	$39,914,267
Accrued dividends		4,017,675	(2,750,061)	1,267,614
Financing Fee		(656,485)	(21,519)	(678,004)

Unrealized gain (loss)		$53,209,384	$(12,705,507)	$40,503,877

Options Written
	Share Equivalents	Unrealized Loss	Market Value	% of Net Assets
Computers & Peripherals
Dell Inc. Put, 8/15/16, with Bank of America Merrill Lynch, Strike Price $15.50	(6,476,800)	$(14,644,692)	$(43,660,756)	(2.9)%

Forward Currency Contracts
	Currency Units Sold
Japanese Yen Forward with State Street Bank due 12/21/12	(5,270,000,000)	(66,938,060)	(651,613)	—

See Notes on page 9.

Longleaf Partners Funds Trust

Notes to Schedules of Investments

September 30, 2012

(Unaudited)

1. Organization, Significant Accounting Policies, and other investment related disclosures are hereby incorporated by reference from the December 31, 2011 Annual Report and the June 30, 2012 Semi-Annual Report, previously filed with the Securities and Exchange Commission on Form N-CSR.

2. Unrealized Appreciation (Depreciation) and Tax Cost

The net unrealized appreciation and federal tax cost of investments held by each fund as of the period end were as follows:

	Partners Fund	Small-Cap Fund	International Fund
Unrealized Appreciation	$1,449,876,076	$758,882,154	$183,970,878
Unrealized Depreciation	(820,959,788)	(322,294,443)	(216,469,835)

Net Unrealized Appreciation (Depreciation)	628,916,288	436,587,711	(32,498,957

Cost for Federal Income Tax Purposes	$8,048,830,441	$3,058,872,124	$1,616,526,562

3. Investments in Affiliates

Under Section 2(a)(3) of the Investment Company Act of 1940, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. Each Fund held at least five percent of the outstanding voting stock of the following companies during the period ended September 30, 2012.

	Shares(a) at		Market Value at
	September 30, 2012		September 30, 2012	December 31, 2011
Partners Fund
CONSOL Energy Inc.	12,583,000		$378,119,150	$—
InterContinental Hotels Group PLC(e)	4,675,000		122,297,257	344,034,658
InterContinental Hotels Group PLC ADR(e)	44,737		1,174,346	23,949,098
Level(3) Communications, Inc.*	15,026,565		345,160,198	162,754,618
Level(3) Communications, Inc. 15% Convertible Senior Notes due 1/15/13(e)	—		—	115,696,688
Vulcan Materials Company	10,120,000		478,676,000	421,206,728

			1,325,426,951	1,067,641,790

Small-Cap Fund
Dillards, Inc. – Class A(e)	—		—	123,617,472
DineEquity, Inc.*	2,978,100		166,773,600	125,705,601
Potlatch Corporation	2,771,221		103,560,529	83,653,297
Quicksilver Resources Inc.*	24,587,000		100,560,830	116,371,530
Quicksilver Resources Inc., 7.125% Senior Notes due. 4/1/16	14,562,000	(b)	12,523,320	—
Saks Incorporated*	14,313,000		147,567,030	139,464,000
Service Corporation International	15,803,000		212,708,380	185,858,720
Texas Industries, Inc.*	7,510,757		305,312,272	231,181,100
tw telecom, inc.*(e)	5,529,000		144,141,030	216,088,938
Vail Resorts, Inc.	3,317,000		191,225,050	140,508,120
The Washington Post Company – Class B	428,000		155,376,840	108,898,090
The Wendy’s Company	27,857,000		126,749,350	149,313,520

			1,666,498,231	1,620,660,388

International Fund
Manabi Holding S.A.*	91,000		114,341,966	61,510,682
Melco International Development Limited(e)	71,686,000		64,067,678	38,739,073

			$178,409,644	$100,249,755

	Purchases		Sales		Dividend or Interest Income(c)
Partners Fund
CONSOL Energy Inc.	$404,777,180		$—		$2,614,754
InterContinental Hotels Group PLC(e)	—		365,384,850		9,962,120
InterContinental Hotels Group PLC ADR(e)	—		31,166,607		544,903
Level(3) Communications, Inc.*	102,536,060	(f)	—		—
Level(3) Communications, Inc.	—		—		—
15% Convertible Senior Notes due 1/15/13(e)	—		102,536,060	(f)	3,045,066	(d)
Vulcan Materials Company	—		22,810,635		315,282

	507,313,240		521,898,152		16,482,125

Small-Cap Fund
Dillards, Inc. – Class A(e)	—		187,123,566		126,300
DineEquity, Inc.*	—		—		—
Potlatch Corporation	2,334,988		—		2,551,732
Quicksilver Resources Inc.*	34,984,102		—		—
Quicksilver Resources Inc., 7.125% Senior Notes due. 4/1/16	11,408,575		—		338,799	(d)
Saks Incorporated*	7,180,141		8,292,311		—
Service Corporation International	—		21,464,303		2,792,244
Texas Industries, Inc.*	—		—		—
tw telecom, inc.*(e)	—		132,171,669		—
Vail Resorts, Inc.	—		—		1,243,875
The Washington Post Company – Class B	49,304,540		—		2,563,896
The Wendy’s Company	—		—		1,671,420

	105,212,346		349,051,849		11,288,266

International Fund
Manabi Holding S.A.*	—		—		—
Melco International Development Limited(e)	14,840,221		—		100,782

	$14,840,221		$—		$100,782

*	- Non-income producing
(a)	- Common stock unless otherwise noted.
(b)	- Principal amount.
(c)	- Dividend income unless otherwise noted.
(d)	- Interest income.
(e)	- Not an affiliate at the end of the period.
(f)	- Convertible notes exchanged for common stock.

4. Fair Value for Financial Reporting

Statement of Financial Accounting Standards ASC 820 establishes a single definition of fair value for financial reporting, creates a three-tier framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about the use of fair value measurements. The hierarchy of inputs is summarized below.

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,credit risk, etc.)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Funds’, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

A summary of the inputs used in valuing the Funds’ net assets as of September 30, 2012 follows:

	Level 1	Level 2	Level 3	Total Value
Partners Fund
Common Stocks	$6,999,679,332	$—	$—	$6,999,679,332
Preferred Stocks	—	95,108,725	—	95,108,725
Short-Term Obligations	596,069,900	—	—	596,069,900
Corporate Bonds	—	350,532,593	—	350,532,593
Options Purchased	—	154,699,000	—	154,699,000
Options Written	—	(41,406,000)	—	(41,406,000)
Swaps	—	56,097,701	—	56,097,701

Total	7,595,749,232	615,032,019	—	8,210,781,251

Small-Cap Fund
Common Stocks	$3,018,430,266	$—	$—	$3,018,430,266
Short-Term Obligations	396,235,865	—	—	396,235,865
Corporate Bonds	—	12,523,320	—	12,523,320
Corporate Bonds in Reorganization	—	66,351,683	—	66,351,683

Total	3,414,666,131	78,875,003	—	3,493,541,134

International Fund
Common Stocks	1,067,202,432	—	114,341,966	1,181,544,398
Short-Term Obligations	185,748,005	—	—	185,748,005
Corporate Bonds	—	108,007,253	—	108,007,253
Forward Currency Contracts	(651,613)	—	—	(651,613)
Options Purchased	—	9,017,001	—	9,017,001
Options Written	—	(43,660,756)	—	(43,660,756)
Swaps	—	40,503,877	—	40,503,877

Total	$1,252,298,824	$113,867,375	$114,341,966	$1,480,508,165

The sole Level 3 security at September 30, 2012 was Manabi Holding SA (Manabi), an illiquid and fair valued investment of the Longleaf Partners International Fund (the Fund) acquired in a private placement. As of September 30, Manabi is valued at 2,547.25 Brazilian reals translated to US dollars, the price per share obtained to raise an additional $300MM of capital in August 2012, which approximates fair value.

Fair value is monitored by taking into account company specific developments and the discount to net asset value (NAV) of publicly traded comparable companies. The range of public comparables is monitored on a daily basis, and the valuation of Manabi is adjusted when significant moves in these comparables occur. Any moves in the valuation of Manabi are approved by the Fund’s Trustees. The following factors are also reviewed and could lead to adjustments to valuation:

•	Any transactions among the Manabi private placement shareholders.

•	The value assigned to the investment in any subsequent capital raises made by Manabi.

•	Broker quotes, if available.

•	Any material setbacks to anticipated operations.

•	Any significant event (Government action, natural disaster, etc) that could impact values.

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of September, 2012:

Level 3 Holdings	International Fund
Fair value beginning of period	$61,510,682
Unrealized gain	52,831,284
Fair value at September, 2012	$114,341,966

5. Derivatives Instruments

The Funds invested in options, swap and forward currency contracts which are included in each Fund’s Schedule of Investments.

Options

The Funds use options in several ways:

•	Written covered calls create an exit method for all or a portion of an underlying security position for portfolio management purposes;

•	Purchased call options secure upside exposure to the underlying security at low implied long-term interest rates. The maximum loss exposure is the premium paid for the options.

•	Purchased call options used in tandem with written put options, often called a “risk reversal,” may also be used to create long exposure to the underlying security.

With both purchased call options and risk reversals, the Funds get exposure to the stock without tying up cash.

Swap Contracts

Swap contracts are used to create exposure to the underlying notional value of a stock or bond position. Swap contracts may be done to free up cash or to access markets or short positions more efficiently than otherwise possible.

Forward Currency Contracts

Forward currency contracts are used on a limited basis to hedge embedded currency exposure related to a specific holding.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective and provide reasonable assurance that information required to be disclosed by the investment company in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) At the date of filing this Form N-Q, the registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Longleaf Partners Funds Trust

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Trustee

Date	November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Chairman and CEO, Southeastern Asset Management, Inc.
Functioning as principal executive officer under agreements with Longleaf Partners Funds Trust and its separate series.

Date	November 28, 2012

By	/s/ Julie M. Bishop
Julie M. Bishop
Mutual Fund CFO & Principal, Southeastern Asset Management, Inc.
Functioning as principal financial officer under agreements with Longleaf Partners Funds Trust and its separate series.

Date	November 28, 2012